Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000032340 | Netflix Inc.8210139
Holdings [Line Items]
Percent of Total Investments	6.90%
C000032340 | Microsoft Corp.8210135
Holdings [Line Items]
Percent of Total Investments	5.70%
C000032340 | ServiceNow Inc.8210147
Holdings [Line Items]
Percent of Total Investments	5.70%
C000032340 | Uber Technologies Inc.8210154
Holdings [Line Items]
Percent of Total Investments	5.50%
C000032340 | S&P Global Inc.8210144
Holdings [Line Items]
Percent of Total Investments	5.40%
C000032340 | Eli Lilly & Co.8210125
Holdings [Line Items]
Percent of Total Investments	5.30%
C000032340 | Visa Inc.8210160
Holdings [Line Items]
Percent of Total Investments	5.30%
C000032340 | NVIDIA Corp.8210142
Holdings [Line Items]
Percent of Total Investments	5.30%
C000032340 | ASML Holding NV8210103
Holdings [Line Items]
Percent of Total Investments	4.90%
C000032340 | Blackstone Inc.8210114
Holdings [Line Items]
Percent of Total Investments	4.80%
C000032340 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000032340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000032340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000032340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000032340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000032341 | Netflix Inc.8210139
Holdings [Line Items]
Percent of Total Investments	6.90%
C000032341 | Microsoft Corp.8210135
Holdings [Line Items]
Percent of Total Investments	5.70%
C000032341 | ServiceNow Inc.8210147
Holdings [Line Items]
Percent of Total Investments	5.70%
C000032341 | Uber Technologies Inc.8210154
Holdings [Line Items]
Percent of Total Investments	5.50%
C000032341 | S&P Global Inc.8210144
Holdings [Line Items]
Percent of Total Investments	5.40%
C000032341 | Eli Lilly & Co.8210125
Holdings [Line Items]
Percent of Total Investments	5.30%
C000032341 | Visa Inc.8210160
Holdings [Line Items]
Percent of Total Investments	5.30%
C000032341 | NVIDIA Corp.8210142
Holdings [Line Items]
Percent of Total Investments	5.30%
C000032341 | ASML Holding NV8210103
Holdings [Line Items]
Percent of Total Investments	4.90%
C000032341 | Blackstone Inc.8210114
Holdings [Line Items]
Percent of Total Investments	4.80%
C000032341 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000032341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000032341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000032341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000032341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000032341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%